Borrowings	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings

Note 17 – Borrowings

Assets sold under agreements to repurchase

Assets sold under agreements to repurchase amounted to $92 million at December 31, 2021 and $121 million December 31, 2020.

The Corporation’s repurchase transactions are overcollateralized with the securities detailed in the table below. The Corporation’s repurchase agreements have a right of set-off with the respective counterparty under the supplemental terms of the master repurchase agreements. In an event of default each party has a right of set-off against the other party for amounts owed in the related agreement and any other amount or obligation owed in respect of any other agreement or transaction between them. Pursuant to the Corporation’s accounting policy, the repurchase agreements are not offset with other repurchase agreements held with the same counterparty.

The following table presents information related to the Corporation’s repurchase transactions accounted for as secured borrowings that are collateralized with debt securities available-for-sale, other assets held-for-trading purposes or which have been obtained under agreements to resell. It is the Corporation’s policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the Consolidated Statements of Financial Condition.

Repurchase agreements accounted for as secured borrowings

	December 31, 2021		December 31, 2020
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
U.S. Treasury securities
Within 30 days	$19,538	0.30%	$67,157	1.16%
After 30 to 90 days	30,295	0.21	39,318	1.20
After 90 days	29,036	0.29	9,979	0.33
Total U.S. Treasury securities	78,869	0.26	116,454	1.10
Mortgage-backed securities
Within 30 days	11,733	0.26	3,778	0.28
After 30 to 90 days	-	-	268	1.50
After 90 days	722	0.16	-	-
Total mortgage-backed securities	12,455	0.26	4,046	0.36
Collateralized mortgage obligations
Within 30 days	279	0.25	803	0.24
Total collateralized mortgage obligations	279	0.25	803	0.24
Total	$91,603	0.26%	$121,303	1.07%
Repurchase agreements in this portfolio are generally short-term, often overnight. As such our risk is very limited. We manage the liquidity risks arising from secured funding by sourcing funding globally from a diverse group of counterparties, providing a range of securities collateral and pursuing longer durations, when appropriate.

(Dollars in thousands)	2021	2020
Maximum aggregate balance outstanding at any month-end	$92,101	$195,498
Average monthly aggregate balance outstanding	$91,394	$143,718
Weighted average interest rate:
For the year	0.35%	1.63%
At December 31	0.26%	1.11%

Other short-term borrowings

At December 31, 2021, other short-term borrowings consisted of $75 million in FHLB Advances. There were no other short-term borrowings outstanding at December 31, 2020. The following table presents additional information related to the Corporation’s other short-term borrowings for the years ended December 31, 2021 and December 31, 2020.

(Dollars in thousands)	2021	2020
Maximum aggregate balance outstanding at any month-end	$75,000	$100,000
Average monthly aggregate balance outstanding	$343	$21,557
Weighted average interest rate:
For the year	0.35%	0.56%
At December 31	0.35%	0.73%

Notes Payable

The following table presents the composition of notes payable at December 31, 2021 and December 31, 2020.

(In thousands)	December 31, 2021	December 31, 2020
Advances with the FHLB with maturities ranging from 2022 through 2029 paying interest at monthly fixed rates ranging from 0.39% to 3.18% (2020 - 0.39% to 4.19%)	$492,429	$542,469
Advances with the FRB maturing on 2022 paying interest at annual fixed rate of 0.35%[1]	-	1,009
Unsecured senior debt securities maturing on 2023 paying interest semiannually at a fixed rate of 6.125%, net of debt issuance costs of $2,158 (2020 - $3,426)	297,842	296,574
Junior subordinated deferrable interest debentures (related to trust preferred securities) maturing on 2034 with fixed interest rates ranging from 6.125% to 6.564% (2020 - 6.125% to 6.70%), net of debt issuance costs of $342 (2020 - $369)	198,292	384,929
Total notes payable	$988,563	$1,224,981
[1] During the second quarter of 2021, the Paycheck Protection Program Liquidity Facility advance was prepaid.
Notes payable included junior subordinated debentures issued by the Corporation that were associated to capital issued by the Popular Capital Trust I. On November 1, 2021, the Corporation redeemed all outstanding 6.70% Cumulative Monthly Income Trust Preferred Securities (the “Capital Securities”) issued by the Popular Capital Trust I (liquidation amount of $25 per security and amounting to approximately $187 million (or approximately $181 million after excluding Popular’s participation in the Trust of approximately $6 million) in the aggregate). The redemption price for the Capital Securities was equal to $25 per security plus accrued and unpaid distributions up to and excluding the redemption date in the amount of $0.139583 per security, for a total payment per security in the amount of $25.139583. Upon redemption, Popular delisted the Capital Securities of Popular Capital Trust I (NASDAQ: BPOPN) from the Nasdaq Global Select Market. A breakdown of borrowings by contractual maturities at December 31, 2021 is included in the table below.
	Assets sold under	Short-term
(In thousands)	agreements to repurchase	borrowings	Notes payable	Total
2022	$91,603	75,000	$103,148	$269,751
2023	-	-	341,103	341,103
2024	-	-	91,943	91,943
2025	-	-	139,920	139,920
2026	-	-	74,500	74,500
Later years	-	-	237,949	237,949
Total borrowings	$91,603	75,000	$988,563	$1,155,166

At December 31, 2021 and 2020, the Corporation had FHLB borrowing facilities whereby the Corporation could borrow up to $3.0 billion, of which $0.6 billion and $0.5 billion, respectively, were used. In addition, at December 31, 2021 and 2020, the Corporation had placed $1.2 billion and $0.9 billion, respectively, of the available FHLB credit facility as collateral for municipal letters of credit to secure deposits. The FHLB borrowing facilities are collateralized with loans held-in-portfolio, and do not have restrictive covenants or callable features.

Also, at December 31, 2021, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York amounting to $1.3 billion (2020 - $1.4 billion), which remained unused at December 31, 2021 and December 31, 2020.